Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost and fair value of debt securities
Amortized Cost	$ 229,706	$ 217,635
Gross Unrealized Gains	158	261
Gross Unrealized Losses	(3,322)	(3,384)
Fair value	226,542	214,512
U.S. Treasury
Amortized cost and fair value of debt securities
Amortized Cost	1,980
Gross Unrealized Gains	0
Gross Unrealized Losses	(13)
Fair value	1,967
U.S. government and federal agency obligations
Amortized cost and fair value of debt securities
Amortized Cost	12,341	13,667
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(268)	(303)
Fair value	12,073	13,364
Government sponsored enterprises
Amortized cost and fair value of debt securities
Amortized Cost	37,321	32,786
Gross Unrealized Gains	0	2
Gross Unrealized Losses	(424)	(329)
Fair value	36,897	32,459
Obligations of states and political subdivisions
Amortized cost and fair value of debt securities
Amortized Cost	47,019	42,666
Gross Unrealized Gains	114	123
Gross Unrealized Losses	(477)	(757)
Fair value	46,656	42,032
Mortgage-backed securities
Amortized cost and fair value of debt securities
Amortized Cost	131,045	128,516
Gross Unrealized Gains	44	136
Gross Unrealized Losses	(2,140)	(1,995)
Fair value	128,949	126,657
Mortgage-backed securities | Residential - government agencies
Amortized cost and fair value of debt securities
Amortized Cost	131,045	127,527
Gross Unrealized Gains	44	124
Gross Unrealized Losses	(2,140)	(1,995)
Fair value	128,949	125,656
Mortgage-backed securities | Commercial - government agencies
Amortized cost and fair value of debt securities
Amortized Cost	0	989
Gross Unrealized Gains	0	12
Gross Unrealized Losses	0	0
Fair value	$ 0	$ 1,001